Regulatory Requirements	12 Months Ended
Dec. 31, 2010
Regulatory Requirements [Abstract]
Regulatory Requirements

28.	Regulatory Requirements

Capital ratio

In conformity with the Financial Supervisory Service (“FSS”) and Basel Committee on Banking Regulations and Supervisory Practices/Bank for International Settlements (“BIS”) Guidelines, each of the Bank Subsidiaries applied BIS risk-adjusted capital ratios to evaluate its capital adequacy. Total capital consists of two tiers of capital. Tier 1 Capital includes common shareholders’ equity, retained profits, legal reserves, and noncontrolling interest, less intangible assets and other adjustments. Tier 2 Capital consists of the allowance for credit losses up to 1.25 percent of risk-weighted assets, limited amounts of subordinated debt, and other adjustments. Banking organizations engaged in international banking are required to maintain a minimum 8% total risk-based capital ratio, the ratio of total risk-adjusted capital divided by total risk-weighted assets, including a Tier 1 capital ratio of at least 4%. The capital ratios are calculated based on each of the Bank Subsidiaries’ consolidated balance sheets prepared in accordance with Korean GAAP. In the event any bank did not maintain a consolidated BIS ratio of 8%, it is subject to corrective actions recommended by the FSS based on the actual financial position and capital ratio. Continued non-compliance with these standards could potentially result in the closure of non-compliant banks.

The following capital ratios are in accordance with the FSS guidelines, which are materially consistent with BIS guidelines. The ratios are calculated based on each of the Bank Subsidiaries’ consolidated financial statements prepared in compliance with Korean GAAP that may differ from U.S. GAAP in certain significant respects as of December 31, 2009 and 2010:

	Korean Won (in millions)
	2009
		Kwangju	Kyongnam
	Woori Bank	Bank	Bank

Tier 1 Capital	14,470,192	996,402	1,470,717
Tier 2 Capital	6,554,495	623,569	611,440
Less: Investment in non-consolidated equity investees(1)	(235,571)	(16,800)	—

Total risk-adjusted capital	20,789,116	1,603,171	2,082,157

Risk-weighted assets
On-balance sheet assets	158,206,085	10,797,932	13,767,243
Off-balance sheet assets	10,369,252	464,729	502,450

Total risk-weighted assets	168,575,337	11,262,661	14,269,693

Tier 1 capital ratio	8.58%	8.85%	10.31%
Tier 2 capital ratio	3.89%	5.54%	4.28%
Total risk-based capital ratio	12.33%	14.23%	14.59%

(1)	Investment in non-consolidated equity investees engaged in banking and financial activities are deducted from total capital, but not deducted directly from Tier 1 and Tier 2 pursuant to the guidelines of the FSS.

	Korean Won (in millions)
	2010
		Kwangju	Kyongnam
	Woori Bank	Bank	Bank

Tier 1 Capital	15,210,606	1,067,798	1,551,353
Tier 2 Capital	5,581,232	498,831	694,786
Less: Investment in non-consolidated equity investees(1)	(89,384)	(16,800)	—

Total risk-adjusted capital	20,702,454	1,549,829	2,246,139

Risk-weighted assets
On-balance sheet assets	153,319,320	10,891,762	13,737,311
Off-balance sheet assets	11,039,399	484,554	452,645

Total risk-weighted assets	164,358,719	11,376,316	14,189,956

Tier 1 capital ratio	9.25%	9.39%	10.93%
Tier 2 capital ratio	3.40%	4.38%	4.90%
Total risk-based capital ratio	12.60%	13.62%	15.83%

(1)	Investment in non-consolidated equity investees engaged in banking and financial activities are deducted from total capital, but not deducted directly from Tier 1 and Tier 2 pursuant to the guidelines of the FSS.

In addition to the existing capital ratio calculations, certain banks in Korea are required to report to the FSS an alternative set of capital ratios, taking into account market risk from equity securities, foreign exchange and derivative instruments. Among the Bank Subsidiaries, Woori Bank is subject to these reporting requirements, which are covered under the same existing minimum capital adequacy ratios.

Capital ratios of Woori Bank in accordance with the additional reporting requirements and Woori Bank’s consolidated financial statements prepared in accordance with Korean GAAP, which may vary in certain significant respects from U.S. GAAP, as of December 31, 2009 and 2010, are as follows:

	Korean Won (in millions)
	2009	2010

Tier 1 Capital	14,470,192	15,210,606
Tier 2 Capital(1)	6,277,337	5,326,632

Total risk-adjusted capital	20,747,529	20,537,238

Risk-weighted assets for credit risk	162,712,944	157,950,787
Risk-weighted assets for market risk	2,535,446	1,257,264

Total risk-weighted assets	165,248,390	159,208,051

Tier 1 capital ratio	8.76%	9.55%
Tier 2 capital ratio	3.80%	3.35%
Total risk-based capital ratio	12.56%	12.90%

(1)	Investment in non-consolidated equity investees engaged in banking and financial activities are directly deducted from Tier 2 pursuant to the guidelines of the FSS.

On January 1, 2008, the Company adopted Basel II, which uses a “three pillar” concept—minimum capital requirements, supervisory review process and market discipline—in compliance with the FSS and BIS guidelines. FSS mandated the Company to simultaneously report BASEL I and BASEL II ratios in the years of 2008 and 2009.

The following capital ratios are in accordance with the FSS BASEL II guidelines, which are materially consistent with BIS guidelines. The ratios are calculated based on each of the Bank Subsidiaries’ consolidated financial statements prepared in compliance with Korean GAAP that may differ from U.S. GAAP in certain significant respects as of December 31, 2009 and 2010:

	Korean Won (in millions)
	2009
		Kwangju	Kyongnam
	Woori Bank	Bank	Bank

Tier 1 Capital	14,211,015	988,002	1,470,717
Tier 2 Capital(1)	5,452,417	619,765	611,440

Total risk-adjusted capital	19,663,432	1,607,767	2,082,157

Risk-weighted assets for credit risk	125,347,460	10,836,822	14,125,872
Risk-weighted assets for market risk	2,535,446	33,300	63,438
Risk-weighted assets for operational risk	7,788,073	760,188	1,006,580
Risk-weighted assets for required capital adjustment(2)	991,439	—	—

Total risk-weighted assets	136,662,418	11,630,310	15,195,890

Tier 1 capital ratio	10.40%	8.50%	9.68%
Tier 2 capital ratio	3.99%	5.33%	4.02%
Total risk-based capital ratio	14.39%	13.82%	13.70%

(1)	Investment in non-consolidated equity investees engaged in banking and financial activities are directly deducted from Tier 2 pursuant to the guidelines of the FSS.
(2)	Represent required capital adjustment in the calculation of risk-weighted assets pursuant to the guidelines of the FSS.

	Korean Won (in millions)
	2010
		Kwangju	Kyongnam
	Woori Bank	Bank	Bank

Tier 1 Capital	15,051,571	1,059,398	1,551,353
Tier 2 Capital(1)	4,286,821	492,009	694,786

Total risk-adjusted capital	19,338,392	1,551,407	2,246,139

Risk-weighted assets for credit risk	123,369,843	10,897,133	14,727,737
Risk-weighted assets for market risk	1,257,264	9,588	94,629
Risk-weighted assets for operational risk	7,370,424	829,095	1,118,014

Total risk-weighted assets	131,997,531	11,735,816	15,940,380

Tier 1 capital ratio	11.40%	9.03%	9.73%
Tier 2 capital ratio	3.25%	4.19%	4.36%
Total risk-based capital ratio	14.65%	13.22%	14.09%

(1)	Investment in non-consolidated equity investees engaged in banking and financial activities are directly deducted from Tier 2 pursuant to the guidelines of the FSS.

Memorandum of Understanding between the KDIC and Woori Subsidiaries

As a condition of the capital contributions and injections that were executed and made by the KDIC into Woori Subsidiaries, each of the Woori Subsidiaries entered into an Execution of Business Normalization Plan Memorandum of Understanding (“MOU”) with the KDIC which also includes a business normalization plan, “required execution matters” and letter of undertaking, as attachments. In the case of Woori Bank, the MOU entered into on December 30, 2000, superseded an MOU which was originally entered into with the FSC and the KDIC on January 22, 1999. With the exception of specific targets set forth therein, the terms and conditions of the Execution of Business Normalization Plan MOU that applies to each subsidiary are substantially identical and primarily deal with each subsidiary’s obligations to implement its business normalization plan, which is a two-year plan renewed every two years until the MOU terminates, that was prepared by each subsidiary and approved by the KDIC. Among Woori Subsidiaries, Woori Bank, Kyongnam Bank and Kwangju Bank were subject to MOUs entered into with the KDIC as of December 31, 2008. Woori Investment Bank and Woori Credit Card, which had formerly entered into MOUs with the KDIC, were merged into Woori Bank in 2003 and 2004, respectively (see Note 1), and the targets set forth in the MOU applying to Woori Bank were adjusted accordingly to reflect such mergers.

In the event that the KDIC determines that a subsidiary has failed to implement its business normalization plan or to meet financial ratio targets, the KDIC may impose sanctions on directors as well as employees ranging from warnings and reduction of wages to suspension or termination of employment. The KDIC may also order the subsidiary, among other things, to increase or reduce its capital or dispose of its assets, to downsize, dispose, acquire or consolidate branches or subsidiaries, to suspend or transfer a part of its operations, or to order a merger or inclusion in a holding company. In addition, Woori Subsidiaries subject to MOUs entered into with the KDIC are required to take all actions necessary (including making dividend payments) to enable the Holding Company to return to the KDIC such public funds injected by the KDIC into Woori Subsidiaries to the extent that such actions would not cause a materially adverse effect on the normalization of their business operations as contemplated by the MOUs. Management has considered these terms of the MOUs and believes that the conditions which would result in the return to the KDIC of such public funds is solely within the control of the Holding Company and therefore, capital contributions from the KDIC are reflected as permanent equity in the accompanying consolidated financial statements. Each of the MOUs also provides a termination clause under which the MOU is terminated upon the KDIC losing its status as the largest shareholder of the Holding Company.

Each of the Woori Subsidiaries subject to MOUs entered into with the KDIC has prepared and renewed every two years a business normalization plan that was approved by the KDIC, which includes profitability and financial ratio targets, recapitalization goals and deadlines, econometric models, plans to dispose of their total credits classified as substandard or below (“NPLs”), cost reduction initiatives (disposal of low return-generating fixed assets, downsizing, and others), future management and business strategies (integration, risk management, compliance, and others) and other restructuring plans. The “required execution matters” set forth the following five financial ratio targets that need to be met by Woori Bank, Kyongnam Bank and Kwangju Bank on a quarterly basis; the capital adequacy ratio, return on total assets, expense to revenue ratio (administrative and general expenses/adjusted operating income), operating income per employee (adjusted operating income/number of employees), and net NPL ratio (total credits classified as substandard or below net of allowances for possible loan losses/total credits net of allowances for possible loan losses).

As of December 31, 2010, Woori Bank failed to meet two of the financial ratio targets; return on total assets, non-performing loan ratio, and Kwangju Bank failed to meet one of the financial targets; non-performing loan ratio.

MOU between the KDIC and the Holding Company

To allow the Holding Company to establish a clear management plan and effect that plan in order to ensure return of the public funds to the KDIC, the Holding Company entered into an Execution of Business Plan MOU with the KDIC on July 2, 2001, which also includes a business plan, financial ratio targets and a letter of undertaking as attachments. In the event that the KDIC determines that the Holding Company has failed to perform its obligations under the MOU between the KDIC and the Holding Company, the KDIC may impose sanctions on directors as well as employees of the Holding Company ranging from warnings and reduction of wages to suspension or termination of employment. If necessary, the KDIC may also order the Holding Company to take remedial measures against Woori Subsidiaries. In addition, under its MOU with the KDIC, the Holding Company is required to take all actions necessary (including making dividend payments and share buybacks) to return to the KDIC such public funds injected by the KDIC into the Company to the extent that such actions would not cause a materially adverse effect on the normalization of the Holding Company’s business operations as contemplated by the MOU. The MOU is terminated upon the KDIC losing its status as the largest shareholder of the Holding Company.

The Holding Company has prepared and renewed every two years a business plan that was approved by the KDIC, which sets forth the basis for the Holding Company to manage the normalization and integration of its subsidiaries’ operations as well as return of the public funds that have been injected into its subsidiaries. As stated above, the MOU sets financial ratio targets that need to be met by the Holding Company on a semi-annual basis, which are the capital ratio, return on total assets, expense to revenue ratio, operating income per employee, the Holding Company expense ratio (the Holding Company’s expenses/adjusted operating income of Woori Subsidiaries) and net NPL ratio.

In addition, as required under Article 6 of the Execution of Business Plan MOU entered into between the KDIC and the Holding Company, the Holding Company entered into a Management of Execution of Business Plan MOU with each Woori Subsidiary in July 2001, which also includes financial ratio targets and a business initiative plan. With the exception of various financial ratio targets specific to each Woori Subsidiary, the terms and conditions of the Management of Execution of Business Plan MOU that apply to each Woori Subsidiary are substantially identical and primarily aim to define the respective roles of the Holding Company and each Woori Subsidiary within the Company, and the scope of the Holding Company’s rights vis-à-vis each Woori Subsidiary and obligations of each Woori Subsidiary vis-à-vis the Holding Company. The specified financial ratio targets that need to be met by each Woori Subsidiary are identical to the financial ratio targets provided for in the Execution of Business Normalization Plan MOU that each of them entered into with the KDIC.

As of December 31, 2010, the Holding Company failed to meet two of the financial ratio targets; return on total assets, non-performing loan ratio.

In March 2011, the Holding Company, Woori Bank, Kyongnam Bank and Kwangju Bank each entered into a new one-year business normalization plan with the KDIC that included new restructuring measures and financial targets.